Capital and Capital Reserves	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Capital and Capital Reserves
Note 9 – Capital and Capital Reserves

A.	Share capital of Steakholder Foods Ltd. (in thousands of shares of USD 1 par value)

	Number of Ordinary Shares (thousand)
	2022	2021	2020
Issued and paid-in share capital as at January 1	125,770	79,866	19,870
Issued in reverse merger	-	-	30,526
Exercise of share options during the period – Investor-related	-	3,010	11,302
Exercise of share options during the period – Share-Based Payment-related	1,108	2,218	294
Issued not for cash during the period (1)	1,023	12,088	-
Issued for cash during the period (2)	18,571	28,588	17,874
Issued and paid-in share capital as at December 31	146,472	125,770	79,866

Authorized share capital	1,000,000	1,000,000	1,000,000

(1)
In February 2021, the Company completed a purchase of all of the outstanding share capital not yet owned by the Company, of Belgian cultured fat developer Peace of Meat BV. See Note 16 for information regarding the issuance of shares as part of the consideration in 2022.

(2)
On July 5, 2022, the Company consummated a securities purchase agreement with a single U.S. institutional investor for the purchase and sale of 600,000 American Depositary Shares (“ADSs”), each representing ten (10) ordinary shares of no par value, at a price of USD 3.50 per ADS, pre-funded warrants to purchase 1,257,143 ADSs at a price of USD 3.4999 (that was already paid) with an exercise price of USD 0.0001 per ADS to be paid once exercised, classified as equity, and warrants to purchase 1,857,143 ADSs for five years with an exercise price of USD 3.50 per ADS. The warrants include net exercise mechanism, and were therefore classified as a derivative (see Note 9B). The securities were offered in the framework of a registered direct offering. The gross proceeds were approximately USD 6.5 million, and the net proceeds were approximately USD 5.8 million. All pre-funded warrants were exercised through December 31, 2022. Issuance costs were allocated pro rata between equity and profit or loss according to the equity and derivative ratio.

B.	Derivative instrument – Investor Warrants

December 31,
2022
USD thousand
Grant date price investor warrants	4,495
Changes in fair value through profit or loss	(3,800)
Effect of changes in exchange rate	187
Investor warrants as of December 31, 2022	882

Information on measurement of fair value of investor warrant derivative

The value at the date the investor warrants were awarded was estimated using a Black and Scholes pricing model.

Breakdown of the parameters used for measuring level 3 fair value of the investor warrants:

Parameters taken into account in the fair value calculation:
ADS price, USD (at date evaluated)	1.02-3.31
Risk free rate	2.86%-4.09%
Volatility	89.6%-96.47%
Expected term	4.51 - 5 years
Exercise price per warrant, USD	3.5
Dividend rate	0%